Notes to the Profit or Loss Statement	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Notes to the Income Statement
5 Notes to the Profit or Loss Statement

5.1	REVENUES

	Proprietary Development			Partnered Discovery
in 000’ €	2020	2019	2018	2020	2019	2018
Product Sales, Net	22,983	0	0	0	0	0
License Fees	236,051	0	50,596	43	265	618
Milestone Payments	847	29,100	0	3,978	1,370	3,917
Service Fees	18,749	5,186	3,014	2,580	4,046	2,919
Royalties	0	0	0	42,467	31,788	15,379

Total	278,630	34,286	53,610	49,068	37,469	22,833

Substantially all service fee revenues relate to revenues on a gross basis (principal).
Of the total revenues generated in 2020, a total of € 47.1 million were recognized from performance obligations that were fulfilled in previous periods and related to milestone payments and royalties (2019: € 62.0 million; 2019: € 19.0 million).

5.2	OPERATING EXPENSES

5.2.1	COST OF SALES
Cost of sales consisted of the following:

in 000’ €	2020	2019	2018
Expensed Acquisition or Production Cost of Inventories	5,564	0	0
Personnel Expenses	11,054	3,233	1,797
Impairment (+) and Reversals of Impairment (-) on Inventories	(9,933)	8,685	0
Other Operating Expenses	12	18	0
Impairment, Amortization and Other Costs of Intangible Assets	2,251	0	0
External Services	128	49	0
Depreciation and Other Costs for Infrastructure	98	100	0

Total	9,174	12,085	1,797

For the explanation of the income in the line “impairment and reversals of impairment on inventories”, see Note 6.5 of these notes.

5.2.2	RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses consisted of the following:

in 000’ €	2020	2019	2018
Personnel Expenses	35,495	30,131	25,288
Impairment (+) and Reversals of Impairment (-) on Inventories	(3,338)	0	0
Consumable Supplies	3,239	2,874	2,310
Other Operating Expenses	2,498	3,142	2,761
Impairment, Amortization and Other Costs of Intangible Assets	20,201	5,631	22,760
External Services	74,663	60,710	47,889
Depreciation and Other Costs for Infrastructure	8,669	5,944	5,389

Total	141,427	108,432	106,397

For the explanation of the income in the line “impairment and reversals of impairment on inventories”, see Note 6.5 of these notes.
In 2020, a total of € 16.0 million in impairment losses was recognized as expenses for intangible assets, which related to the MOR107 in-process
R&D program, licenses and patents as well as to goodwill.

5.2.3	SELLING EXPENSES
Selling expenses consisted of the following:

in 000’ €	2020	2019	2018
Personnel Expenses	52,959	6,967	2,536
Consumable Supplies	125	14	3
Other Operating Expenses	3,360	1,158	538
Amortization of Intangible Assets	8	11	25
External Services	50,591	14,150	2,953
Depreciation and Other Costs for Infrastructure	700	371	328

Total	107,743	22,671	6,383

5.2.4	GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses consisted of the following:

in 000’ €	2020	2019	2018
Personnel Expenses	32,352	23,382	15,016
Consumable Supplies	565	389	15
Other Operating Expenses	1,250	1,875	1,012
Amortization of Intangible Assets	55	39	97
External Services	13,097	9,241	4,475
Depreciation and Other Costs for Infrastructure	4,084	1,739	1,313

Total	51,403	36,665	21,928

5.2.5	PERSONNEL EXPENSES
Personnel expenses consisted of the following:

in 000’ €	2020	2019	2018
Wages and Salaries	99,438	43,476	30,349
Social Security Contributions	8,043	5,686	4,341
Share-based Payment Expense	8,955	6,654	5,585
Temporary Staff (External)	5,760	2,633	1,241
Other	9,664	5,264	3,121

Total	131,860	63,713	44,637

In the years 2020, 2019 and 2018, other personnel expenses consisted mainly of costs for personnel support and personnel development.
The cost of defined contribution plans amounted to € 0.8 million in 2020 (2019: € 0.7 million; 2018: € 0.7 million).
The following number of employees as of December 31 of a given year were employed in the various functions and allocated to the segments as follows:

	2020	2019	2018
Research and Development	351	300	246
Selling	142	40	21
General and Administrative	122	86	62
Total	615	426	329
Proprietary Development	423	249	209
Partnered Discovery	59	61	49
Unallocated	133	116	71

Total	615	426	329

The average number of employees for the 2020 financial year was 564 (2019: 374; 2018: 327).

5.3	OTHER INCOME AND EXPENSES, FINANCE INCOME AND FINANCE EXPENSES
The other income and other expenses are shown in the following overview.

in 000’ €	2020	2019	2018
Gain from Deconsolidation of Lanthio Entities	379	0	0
Gain on Foreign Exchange from Operating Activities	13,656	233	677
Grant Income	61	98	153
Gain from recognition of previously unrecognized intangible assets	0	0	350
Income from Other Items	489	474	465
Other Income	14,585	805	1,645

Loss on Foreign Exchange from Operating Activities	(4,581)	(413)	(457)
Expenses from Other Items	(594)	(214)	(232)
Other Expenses	(5,175)	(627)	(689)

The finance income and finance expenses are shown in the following overview.

in 000’ €	2020	2019	2018
Foreign Currency Gains from Financial Liabilities from Collaborations	66,379	0	0
Gain from Changes of Estimates in Financial Assets from Collaborations	15,616	0	0
Gain from Foreign Currency Hedging	698	1,476	322
Gain on Financial Assets at Fair Value through Profit or Loss	8,121	1,101	5
Interest Income on Other Financial Assets at Amortized Cost	1,233	223	91
Finance Income	92,047	2,799	418

Foreign Currency Losses from Financial Assets from Collaborations	(5,549)	0	0
Effective Interest Expenses from Financial Liabilities from Collaborations	(15,329)	0	0
Losses from Changes of Estimates in Financial Liabilities from Collaborations	(24,565)	0	0
Losses from Foreign Currency Hedging	(4,950)	(214)	(444)
Loss on Financial Assets at Fair Value through Profit or Loss	(32,138)	(299)	(85)
Interest Expenses for Other Financial Assets at Amortized Cost	(9,391)	(796)	(53)
Interest Expenses on Lease Liabilities	(1,174)	(932)	0
Interest Expenses for Financial Liabilities at Amortized Cost	(2,454)	0	(126)
Bank Fees	(664)	(31)	(46)
Finance Expenses	(96,215)	(2,273)	(754)
The following net gains or losses resulted from financial instruments in the financial year:

in 000’ €	2020	2019	2018
Financial Assets at Fair Value through Profit or Loss	(18,202)	2,063	(202)
Other Financial Assets at Amortized Cost	(8,860)	299	(978)
Shares at Fair Value through Other Comprehensive Income	1,260	(1,160)	(127)
Financial Liabilities at Amortized Cost	24,031	0	(126)

Total	(1,771)	1,202	(1,433)

Net gains or losses mainly comprised gains and losses from hedging exchange rate fluctuations, interest income and expenses, as well as valuation effects from changes in fair value. The category financial liabilities at amortized cost also includes gains and losses from changes in planning estimates from financial liabilities from collaborations.

5.4	INCOME TAX EXPENSES AND BENEFITS
MorphoSys AG is subject to corporate taxes, the solidarity surcharge and trade taxes. The Company’s corporate income tax rate in the reporting year remained unchanged (15.0%), as did the solidarity surcharge (5.5%) and the effective trade tax rate (10.85%), resulting in a combined effective tax rate of 26.68%.
MorphoSys US Inc. is subject to Federal Corporate Income Tax of 21.0 % and a blended State Income Tax of combined and effective 4.11%, resulting in a total effective income tax rate of 25.11%.

in 000’ €	2020	2019	2018
Current Tax Benefit / (Expense) (Thereof Regarding Prior Years: k€ 66; 2019: € 0; 2018: k€ 1)	(67,073)	(1)	1
Deferred Tax Benefit / (Expenses)	142,472	3,507	4,304

Total Income Tax Benefit / (Expenses)	75,399	3,506	4,305

The Group recorded total income tax benefits of € 75.4 million in 2020, which was mainly driven by the different accounting treatment of the collaboration and license agreement for tax purposes, since the resulting financial liability could not be recorded for tax purposes. This included current tax expenses of € 67.1 and deferred tax expenses from temporary differences of € 10.6 million. These were more than offset by deferred tax benefits from temporary differences of € 153.1 million. From the initial valuation of the convertible bond, € 12.8 million was recorded through equity and the share of deferred taxes to be recognized in profit or loss was recorded as current tax expense at € 1.3 million.

The following table reconciles the expected income tax expense to the actual income tax expense as presented in the consolidated financial statements. The combined income tax rate of 26.675% in the 2020 financial year (2019: 26.675%; 2018: 26.675%) was applied to profit before taxes to calculate the statutory income tax expense. This rate consisted of a corporate income tax of 15.0%, a solidarity surcharge of 5.5% on the corporate tax, and an average trade tax of 10.85% applicable to the Group.

in 000’ €	2020	2019	2018
Earnings Before Income Taxes	22,492	(106,520)	(60,477)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	(6,000)	28,414	16,132
Tax Effects Resulting from:
Premium from Capital Increase by Incyte	14,182	0	0
Share-based Payment	(1,823)	(387)	(363)
Permanent Differences	4,991	(101)	0
Non-Tax-Deductible Items	(9,718)	(151)	(126)
Differences in Profit or Loss-Neutral Adjustments	0	(310)	3,716
Non-Recognition of Deferred Tax Assets on Temporary Differences	0	0	(349)
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	0	(24,285)	(14,497)
Recognition of Deferred Tax Assets on Prior Year Temporary Differences	6,548	0	0
Effect from Utilization of Loss Carryforwards for which no Deferred Tax Assets were recognized	66,472	0	0
Tax Rate Differences to Local Tax Rates	140	(1,461)	(268)
Effect of Tax Rate Changes	0	1,789	0
Prior Year Taxes	0	0	1
Other Effects	607	(2)	59
Actual Income Tax	75,399	3,506	4,305
Effective Tax Rate	335.2%	(3.3)%	(7.1)%
As of December 31, 2020, the tax loss carryforwards in MorphoSys AG were fully utilized on the basis of the net income generated and the profit to be taken into account for tax purposes pursuant to Section 5 paragraph 2a of the German Income Tax Act. Tax loss carryforwards from previous years at MorphoSys US Inc. were capitalized as start-up
losses for taxation purposes and are treated accordingly as temporary differences. The respective deferred tax asset of € 6.0 million was capitalized, because realization is likely based on the positive current planning and the implemented transferprice method. On November 16, 2020, the 100 % direct investment in Lanthio Pharma B.V. and the 100 % indirect investment in LantioPep B.V. were sold. As a result, the previous loss carryforwards are to be eliminated.

Deferred taxes on temporary differences are capitalized in full due to the long-term positive business development and the associated positive earnings forecasts of MorphoSys AG and MorphoSys US Inc. The forecast period is up to 2039 and in line with the accrual period of the financial liability from collaborations, and the respective analysis is based on long-term corporate planning and supports the assessment as strong evidence that the deferred tax assets will be realized.

in 000’ €	Unlimited Carry-Forward of Tax Losses	Limited Carry-Forward of Tax Losses
Tax Losses from Prior Years	295,417	20,435
Tax Losses from Current Year	0	0
Reclassification to Temporary Differences	(27,453)	0
Expiry / Deconsolidation	(18,772)	(20,435)
Utilization of Tax Losses	(249,193)	0

Total Tax Losses as of December 31, 2020	0	0

Deferred tax assets and deferred tax liabilities consisted of the following:

in 000’s €, as of December 31	Deferred Tax Asset 2020	Deferred Tax Asset 2019	Deferred Tax Liability 2020	Deferred Tax Liability 2019
Collaborations	137,778	0	5,475	0
Convertible Bonds	113	0	13,653	0
Leases	824	1	787	448
Intangible Assets	8,753	8,138	517	1,351
Inventories	1,328	0	0	0
Receivables and Other Assets	1,099	0	211	55
Property, Plant and Equipment	0	0	381	0
Other Provisions	2,581	0	2,723	9,778
Other Liabilities	0	0	980	350
Tax Losses	0	3,843	0	0
Offsetting	(19,670)	(11,982)	(19,670)	(11,982)

Total	132,806	0	5,057	0

€ 3.2 million of deferred tax assets were regarded as current and € 129.6 million as non-current
(reversal or offset after more than 12 months). Deferred tax liabilities are of current nature, income tax receivables and income tax payables are both fully of current nature.

	Changes in Deferred Taxes in 2020
in 000’s €, as of December 31	Recognized in Profit or Loss Income / (Expense)	Recognized in Equity
Collaborations	132,303	0
Convertible Bonds	(806)	(12,734)
Leases	484	0
Intangible Assets	1,449	0
Inventories	1,328	0
Receivables and Other Assets	943	0
Property, Plant and Equipment	(381)	0
Other Provisions	9,636	0
Other Liabilities	(630)	0
Tax Losses	(3,843)	0
Foreign Currency Translation Differences	642	0

Total	141,125	(12,734)

As of December 31, 2020, there were no temporary differences in connection with investments in subsidiaries (as of December 31, 2019 the respective outside basis differences for which no deferred tax liability was recognized amounted to € 0.6 million).

5.5	EARNINGS PER SHARE
Earnings per share are calculated by dividing the 2020 consolidated net profit of € 97,890,576 (2019: consolidated net loss of
€ -103,014,058;
2018: consolidated net loss of
€ -56,172,121)
by the weighted-average number of ordinary shares outstanding during the respective year (2020: 32,525,644; 2019: 31,611,155; 2018: 31,338,948).
The table below shows the calculation of the weighted-average number of ordinary shares.

	2020	2019
Shares Issued on January 1	31,957,958	31,839,572
Effect of Treasury Shares Held on January 1	(225,800)	(281,036)
Effect of Share Issuance	725,953	0
Effect of Transfer of Treasury Stock / Shares Issued in January	3,291	247
Effect of Transfer of Treasury Stock / Shares Issued in February	0	230
Effect of Transfer of Treasury Stock / Shares Issued in March	17,516	208
Effect of Transfer of Treasury Stock / Shares Issued in April	12,561	10,500
Effect of Transfer of Treasury Stock / Shares Issued in May	22,106	5,789
Effect of Transfer of Treasury Stock / Shares Issued in June	183	296
Effect of Transfer of Treasury Stock / Shares Issued in July	707	588
Effect of Transfer of Treasury Stock / Shares Issued in August	631	1,533
Effect of Transfer of Treasury Stock / Shares Issued in September	5,829	25,122
Effect of Transfer of Treasury Stock / Shares Issued in October	4,709	331
Effect of Transfer of Treasury Stock / Shares Issued in November	0	7,702
Effect of Transfer of Treasury Stock / Shares Issued in December	0	73

Weighted-average Number of Shares of Common Stock	32,525,644	31,611,155

Diluted earnings per share is calculated by taking into account the potential increase in the Group’s ordinary shares as the result of granted stock options, restricted stock units and convertible bonds.
The following table shows the reconciliation of basic earnings per share to diluted earnings per share (in €, except for disclosures in shares).

2020
Numerator (in €)
Consolidated Net Profit - used in calculating Basic Earnings per Share	97,890,576
Interest in connection with Dilutive Shares	654,487
Profit used in calculating Diluted Earnings per Share	98,545,063
Denominator (in Shares)
Weighted average Ordinary Shares Used in Calculating Basic Earnings per Share	32,525,644
Dilutive Shares	642,208
Weighted average Ordinary Shares and potential Ordinary Shares Used in Calculating Diluted Earnings per Share	33,167,852
Earnings per Share (in €)
Basic	3.01

Diluted	2.97

In 2019 and 2018, diluted earnings per share equaled basic earnings per share. The effect of 115,684 potentially dilutive shares in 2019 and 52,930 dilutive shares in 2018 resulting from stock options granted to the Management Board and certain employees of the Company was excluded from the diluted earnings per share as it would result in a decline in the loss per share and should, therefore, not be treated as dilutive.